TAXES ON INCOME (Schedule Of Changes In Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Beginning balance	$ 2,421	$ 2,492
Decreases in tax positions for prior years	(538)	(708)
Increases related to tax positions taken during prior years	59	184
Increase related to tax positions taken during the current year	425	453
Ending balance	$ 2,367	$ 2,421